UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08797 and 811-09049

Name of Fund:   BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC, 55 East 52nd Street, New York, NY 10055

Registrants’ telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2016

Date of reporting period: 04/30/2016

Item 1 – Report to Stockholders

APRIL 30, 2016

SEMI-ANNUAL REPORT (UNAUDITED)	BLACKROCK®

BlackRock International Fund | of BlackRock Series, Inc.

Not FDIC Insured ¡ May Lose Value ¡ No Bank Guarantee

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports and prospectuses by enrolling in the electronic delivery program. Electronic copies of shareholder reports and prospectuses are also available on BlackRock’s website.

TO ENROLL IN ELECTRONIC DELIVERY:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Shareholders Who Hold Accounts Directly with BlackRock:

1. Access the BlackRock website at blackrock.com

2. Select “Access Your Account”

3. Next, select “eDelivery” in the “Related Resources” box and follow the sign-up instructions

2	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. Investors spent most of 2015 anticipating the end of the Federal Reserve’s (the “Fed”) near-zero interest rate policy as U.S. growth outpaced other developed markets. The Fed ultimately hiked rates in December, whereas the European Central Bank and the Bank of Japan took additional steps to stimulate growth, even introducing negative interest rates. The U.S. dollar had strengthened considerably ahead of these developments, causing profit challenges for U.S. companies that generate revenues overseas, and pressuring emerging market currencies and commodities prices.

Global market volatility increased in the latter part of 2015 and spilled over into early 2016. Oil prices were a key factor behind the instability after collapsing in mid-2015 due to excess global supply. China, one of the world’s largest consumers of oil, was another notable source of stress for financial markets. Signs of slowing economic growth, a depreciating yuan and declining confidence in the country’s policymakers stoked investors’ worries about the potential impact of China’s weakness on the global economy. Risk assets (such as equities and high yield bonds) suffered in this environment.

After a painful start to the new year, fears of a global recession began to fade as the first quarter wore on, allowing markets to calm and risk assets to rebound. Central bank stimulus in Europe and Japan, combined with a more tempered outlook for rate hikes in the United States, helped bolster financial markets. A softening in U.S. dollar strength offered some relief to U.S. exporters and emerging market economies. Oil prices found firmer footing as global supply showed signs of leveling off.

The selloff in risk assets at the turn of the year brought valuations to more reasonable levels, creating some appealing entry points for investors in 2016. Nonetheless, slow but relatively stable growth in the United States is countered by a less optimistic global economic outlook and uncertainties around the efficacy of China’s policy response, the potential consequences of negative interest rates in Europe and Japan, and a host of geopolitical risks.

For the 12 months ended April 30, 2016, higher-quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds generated positive returns, while riskier assets such as non-U.S. and small cap equities broadly declined.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to adjust accordingly as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of April 30, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	0.43%	1.21%
U.S. small cap equities (Russell 2000® Index)	(1.90)	(5.94)
International equities (MSCI Europe, Australasia, Far East Index)	(3.07)	(9.32)
Emerging market equities (MSCI Emerging Markets Index)	(0.13)	(17.87)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.14	0.15
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.76	3.74
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.82	2.72
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.52	5.16
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	2.38	(1.08)

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of April 30, 2016

Investment Objective

BlackRock International Fund’s (the “Fund”) investment objective is to seek long-term capital growth through investments primarily in a diversified portfolio of equity securities of companies located outside the United States.

Portfolio Management Commentary

How did the Fund perform?

•

For the 6-month period ended April 30, 2016, through its investment in BlackRock Master International Portfolio (the “Portfolio”), the Fund underperformed its benchmark, the MSCI All Country World Index ex-USA.

What factors influenced performance?

•

During the period, negative stock selection in health care was the principal cause of the Portfolio’s underperformance, followed by a lack of exposure to the materials sector, which benefited as commodity prices rebounded. In addition, the Portfolio’s lack of a position within the defensive consumer staples sector hindered results, given broader market weakness. The leading individual detractors were the biopharmaceutical companies Alexion Pharmaceuticals (United States), Shire PLC (Ireland) and the Japanese semiconductor firm Sumco Corp. Alexion, the largest individual detractor, faced currency headwinds and other negative factors, leading to lackluster financial results.

•

Stock selection within information technology (“IT”), consumer discretionary and industrials contributed positively to performance. The top individual contributors were the U.S. toy company Mattel, Inc., the Chinese Internet services company Baidu, Inc. and, ADR and Telefonica

Brasil SA, Preference Shares. Mattel’s shares rallied in February after crucial fourth quarter results signaled stabilization for some of the company’s key product franchises such as Barbie and Hot Wheels.

Describe recent portfolio activity.

•

The most notable Portfolio changes during the six-month period were a significant boost in financials exposure and a large increase in the Portfolio’s energy position. In contrast, holdings within consumer discretionary, industrials and materials were significantly reduced. Royal Dutch Shell PLC was the Portfolio’s largest purchase, while four financials stocks also were added. Mattel represented the Portfolio’s largest sale, following strong performance.

Describe portfolio positioning at period end.

•

Relative to the benchmark, the Portfolio’s largest sector overweights were in health care, IT and telecommunication services. The largest underweight exposures were in consumer staples, as well as in materials and utilities where the Portfolio had no holdings. Regionally, the largest overweight exposures were the United Kingdom and Japan, while the largest underweights were Asia ex-Japan and emerging markets, including no exposure to Australia and India.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Total Return Based on a $10,000 Investment

[1]	Assuming maximum sales charges, if any, transaction costs and other operating expenses, including administration fees. Institutional Shares do not have a sales charge.

[2]	The Fund invests all of its assets in the Portfolio. The Portfolio invests primarily in stocks of companies located outside the United States.

[3]	A free float-adjusted market capitalization index designed to measure the combined equity market performance of developed and emerging market countries, excluding the United States.

Performance Summary for the Period Ended April 30, 2016
		Average Annual Total Returns[4]
		1 Year		5 Years		10 Years
	6-Month Total Returns	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge	w/o sales charge	w/ sales charge
Institutional	(3.37)%	(7.78)%	N/A	(0.19)%	N/A	1.45%	N/A
Investor A	(3.55)	(8.11)	(12.93)%	(0.57)	(1.63)%	1.10	0.56%
Investor C	(4.02)	(9.08)	(9.99)	(1.55)	(1.55)	0.24	0.24
Class R	(3.75)	(8.43)	N/A	(0.88)	N/A	0.85	N/A
MSCI All Country World Index ex-USA	(1.75)	(11.28)	N/A	(0.13)	N/A	1.70	N/A

[4]

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” on page 6 for a detailed description of share classes, including any related sales charges and fees.

N/A—Not applicable as share class and index do not have a sales charge.

Past performance is not indicative of future results.

Expense Example
	Actual			Hypothetical[6]
	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[5]	Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Expenses Paid During the Period[5]	Annualized Expense Ratio
Institutional	$1,000.00	$966.30	$4.89	$1,000.00	$1,019.89	$5.02	1.00%
Investor A	$1,000.00	$964.50	$6.74	$1,000.00	$1,018.00	$6.92	1.38%
Investor C	$1,000.00	$959.80	$11.74	$1,000.00	$1,012.88	$12.06	2.41%
Class R	$1,000.00	$962.50	$8.30	$1,000.00	$1,061.41	$8.52	1.70%

[5]

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period shown). Because the Fund is a feeder fund, the expense example reflects the net expenses of both the Fund and the Portfolio in which it invests.

[6]	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 366.

See “Disclosure of Expenses” on page 7 for further information on how expenses were calculated.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	5

About Fund Performance

•	Institutional Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors.

•

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

•

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries.

•

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. Prior to August 15, 2011 (commencement of operations), Class R Shares’ performance results are those of Institutional Shares (which have no distribution or service fees) restated to reflect Class R Shares’ fees.

Performance information reflects past performance and does not guarantee future results. Current performance may be lower or higher than the performance data quoted. Refer to www.blackrock.com/funds to obtain performance data current to the most recent month end. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the performance table on the previous page assume reinvestment of all distributions, if any, at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Administrator”), the Fund’s administrator, has contractually agreed to waive and/or reimburse a portion of the Fund’s expenses. Without such waiver and/or reimbursement, the Fund’s performance would have been lower. The Administrator is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See Note 4 of the Notes to Financial Statements for additional information on waivers and/or reimbursements.

6	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Disclosure of Expenses

Shareholders of the Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense example shown on the previous page (which is based on a hypothetical investment of $1,000 invested on November 1, 2015 and held through April 30, 2016) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense example provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The expense example also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense example are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, if any. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Derivative Financial Instruments

The Portfolio may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Portfolio’s successful use of a derivative financial instrument depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation the Portfolio can realize on an investment and/or may result in lower distributions paid to shareholders. The Portfolio’s investments in these instruments, if any, are discussed in detail in the Portfolio’s Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	7

Statement of Assets and Liabilities	BlackRock International Fund

April 30, 2016 (Unaudited)

Assets
Investments at value (cost — $534,510,488)	$527,388,398
Receivables:
Capital shares sold	406,342
Withdrawals from the Portfolio	480,119
From the Administrator	117,323
Prepaid expenses	31,715

Total assets	528,423,897

Liabilities
Payables:
Capital shares redeemed	886,461
Transfer agent fees	308,805
Service and distribution fees	161,940
Administration fees	68,187
Other affiliates	482
Officer’s fees	652
Other accrued expenses	85,972

Total liabilities	1,512,499

Net Assets	$526,911,398

Net Assets Consist of
Paid-in capital	$727,022,266
Undistributed net investment income	2,915,504
Accumulated net realized loss allocated from the Portfolio	(195,904,282)
Net unrealized appreciation (depreciation) allocated from the Portfolio	(7,122,090)

Net Assets	$526,911,398

Net Asset Value
Institutional — Based on net assets of $117,327,907 and 8,587,419 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.66

Investor A — Based on net assets of $268,392,445 and 20,074,406 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.37

Investor C — Based on net assets of $120,974,294 and 9,739,802 shares outstanding, 100 million shares authorized, $0.0001 par value	$12.42

Class R — Based on net assets of $20,216,752 and 1,512,848 shares outstanding, 100 million shares authorized, $0.0001 par value	$13.36

See Notes to Financial Statements.

8	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Statement of Operations	BlackRock International Fund

Six Months Ended April 30, 2016 (Unaudited)

Investment Income
Net investment income allocated from the Portfolio:
Dividends — unaffiliated	$7,266,390
Dividends — affiliated	18,731
Foreign taxes withheld	(634,073)
Expenses	(2,139,017)
Fees waived	4,538

Total income	4,516,569

Fund Expenses
Administration	657,502
Service and distribution — class specific	995,270
Transfer agent — class specific	780,297
Printing	23,653
Registration	26,445
Professional	27,917
Officer and Directors	225
Miscellaneous	6,754

Total expenses	2,518,063
Less:
Fees waived by the Administrator	(246,629)
Transfer agent fees waived and/or reimbursed by the Administrator — class specific	(335,730)

Total expenses after fees waived and/or reimbursed	1,935,704

Net investment income	2,580,865

Realized and Unrealized Loss Allocated from the Portfolio
Net realized loss from investments and foreign currency transactions	(11,379,945)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(12,728,574)

Total realized and unrealized loss	(24,108,519)

Net Decrease in Net Assets Resulting from Operations	$(21,527,654)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	9

Statements of Changes in Net Assets	BlackRock International Fund

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$2,580,865	$3,727,198
Net realized loss	(11,379,945)	(4,242,004)
Net change in unrealized appreciation (depreciation)	(12,728,574)	(19,599,246)

Net decrease in net assets resulting from operations	(21,527,654)	(20,114,052)

Distributions to Shareholders[1]
From net investment income:
Institutional	(825,087)	(4,136,476)
Investor A	(750,561)	(5,205,581)
Investor C	—	(1,365,266)
Class R	—	(334,260)

Decrease in net assets resulting from distributions to shareholders	(1,575,648)	(11,041,583)

Capital Share Transactions
Net decrease in net assets derived from capital share transactions	(23,343,708)	(50,216,465)

Net Assets
Total decrease in net assets	(46,447,010)	(81,372,100)
Beginning of period	573,358,408	654,730,508

End of period	$526,911,398	$573,358,408

Undistributed net investment income, end of period	$2,915,504	$1,910,287

[1]	Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

10	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Financial Highlights	BlackRock International Fund

	Institutional
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$14.23	$15.03	$15.51	$12.30	$12.18	$12.86

Net investment income[1]	0.10	0.16	0.21	0.25	0.16	0.02
Net realized and unrealized gain (loss)	(0.58)	(0.64)	(0.41)	3.13	0.03	(0.70)[2]

Net increase (decrease) from investment operations	(0.48)	(0.48)	(0.20)	3.38	0.19	(0.68)

Distributions from net investment income[3]	(0.09)	(0.32)	(0.28)	(0.17)	(0.07)	—

Net asset value, end of period	$13.66	$14.23	$15.03	$15.51	$12.30	$12.18

Total Return[4]
Based on net asset value	(3.37)%[5]	(3.17)%	(1.26)%	27.77%[6]	1.63%	(5.29)%

Ratios to Average Net Assets[7,8]
Total expenses	1.26%[9]	1.25%	1.23%	1.22%	1.31%	1.30%

Total expenses after fees waived and/or reimbursed	1.00%[9]	1.00%	1.00%	1.00%	1.00%	1.06%

Net investment income	1.52%[9]	1.11%	1.39%	1.81%	1.29%	0.19%

Supplemental Data
Net assets, end of period (000)	$117,328	$130,327	$194,685	$431,563	$313,764	$416,002

Portfolio turnover rate of the Portfolio	37%	112%	128%	128%	117%	156%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 27.68%.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	11

Financial Highlights (continued)	BlackRock International Fund

	Investor A
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.90	$14.68	$15.17	$12.03	$11.94	$12.66

Net investment income[1]	0.08	0.11	0.14	0.20	0.11	0.00 [2]
Net realized and unrealized gain (loss)	(0.57)	(0.62)	(0.40)	3.07	0.03	(0.72)[3]

Net increase (decrease) from investment operations	(0.49)	(0.51)	(0.26)	3.27	0.14	(0.72)

Distributions from net investment income[4]	(0.04)	(0.27)	(0.23)	(0.13)	(0.05)	—

Net asset value, end of period	$13.37	$13.90	$14.68	$15.17	$12.03	$11.94

Total Return[5]
Based on net asset value	(3.55)%[6]	(3.50)%	(1.70)%	27.37%[7]	1.21%	(5.69)%

Ratios to Average Net Assets[8,9]
Total expenses	1.64%[10]	1.59%	1.57%	1.56%	1.64%	1.80%

Total expenses after fees waived and/or reimbursed	1.38%[10]	1.38%	1.38%	1.38%	1.38%	1.67%

Net investment income	1.16%[10]	0.76%	0.92%	1.53%	0.96%	0.01%

Supplemental Data
Net assets, end of period (000)	$268,392	$285,442	$285,565	$280,123	$221,365	$208,885

Portfolio turnover rate of the Portfolio	37%	112%	128%	128%	117%	156%

[1]	Based on average shares outstanding.

[2]	Amount is less than $0.005 per share.

[3]	Includes redemption fees, which are less than $0.005 per share.

[4]	Distributions for annual periods determined in accordance with federal income tax regulations.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 27.29%.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[10]	Annualized.

See Notes to Financial Statements.

12	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Financial Highlights (continued)	BlackRock International Fund

	Investor C
	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$12.94	$13.68	$14.15	$11.23	$11.23	$12.00

Net investment income (loss)[1]	0.01	(0.03)	(0.01)	0.06	(0.01)	(0.11)
Net realized and unrealized gain (loss)	(0.53)	(0.58)	(0.36)	2.86	0.03	(0.66)[2]

Net increase (decrease) from investment operations	(0.52)	(0.61)	(0.37)	2.92	0.02	(0.77)

Distributions from net investment income[3]	—	(0.13)	(0.10)	(0.00)[4]	(0.02)	—

Net asset value, end of period	$12.42	$12.94	$13.68	$14.15	$11.23	$11.23

Total Return[5]
Based on net asset value	(4.02)%[6]	(4.49)%	(2.62)%	26.02%[7]	0.23%	(6.42)%

Ratios to Average Net Assets[8,9]
Total expenses	2.53%[10]	2.45%	2.43%	2.49%	2.66%	2.58%

Total expenses after fees waived and/or reimbursed	2.41%[10]	2.37%	2.35%	2.39%	2.41%	2.53%

Net investment income (loss)	0.11%[10]	(0.24)%	(0.05)%	0.51%	(0.09)%	(0.99)%

Supplemental Data
Net assets, end of period (000)	$120,974	$136,136	$148,042	$156,198	$135,280	$151,594

Portfolio turnover rate of the Portfolio	37%	112%	128%	128%	117%	156%

[1]	Based on average shares outstanding.

[2]	Includes redemption fees, which are less than $0.005 per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Amount is greater than $(0.005) per share.

[5]	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[6]	Aggregate total return.

[7]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 25.93%.

[8]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[9]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[10]	Annualized.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	13

Financial Highlights (concluded)	BlackRock International Fund

	Class R
	Six Months Ended April 30, 2016					Period August 15, 2011[1] to October 31,

		Year Ended October 31,

	(Unaudited)	2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$13.88	$14.64	$15.12	$11.98	$11.93	$12.11

Net investment income (loss)[2]	0.05	0.06	0.09	0.16	0.07	(0.01)
Net realized and unrealized gain (loss)	(0.57)	(0.62)	(0.39)	3.05	0.03	(0.17)

Net increase (decrease) from investment operations	(0.52)	(0.56)	(0.30)	3.21	0.10	(0.18)

Distributions from net investment income[3]	—	(0.20)	(0.18)	(0.07)	(0.05)	—

Net asset value, end of period	$13.36	$13.88	$14.64	$15.12	$11.98	$11.93

Total Return[4]
Based on net asset value	(3.75)%[5]	(3.81)%	(1.98)%	26.95%[6]	0.90%	(1.49)%[5]

Ratios to Average Net Assets[7,8]
Total expenses	1.91%[9]	1.85%	1.84%	1.85%	1.92%	1.91%[9]

Total expenses after fees waived and/or reimbursed	1.70%[9]	1.70%	1.70%	1.70%	1.70%	1.71%[9]

Net investment income (loss)	0.83%[9]	0.42%	0.63%	1.22%	0.59%	(0.57)%[9]

Supplemental Data
Net assets, end of period (000)	$20,217	$21,453	$24,318	$29,711	$26,887	$32,968

Portfolio turnover rate of the Portfolio	37%	112%	128%	128%	117%	156%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]	Where applicable, assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Fund’s total return. Not including this payment, the Fund’s total return would have been 26.87%.

[7]	Includes the Fund’s share of the Portfolio’s allocated fees waived of less than 0.01%.

[8]	Includes the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

[9]	Annualized.

See Notes to Financial Statements.

14	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock International Fund

1. Organization:

BlackRock International Fund (the “Fund”), a series of BlackRock Series, Inc. (the “Corporation”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Corporation is organized as a Maryland corporation.

The Fund seeks to achieve its investment objective by investing all of its assets in BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), an affiliate of the Fund, which has the same investment objective and strategies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio. The performance of the Fund is directly affected by the performance of the Portfolio. At April 30, 2016, the percentage of the Portfolio owned by the Fund was 100%. The financial statements of the Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear certain expenses related to shareholder servicing and distribution of such shares. Institutional Shares are sold only to certain eligible investors. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are available only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures. The Board of Directors of the Corporation and the Board of Directors of the Master LLC are referred to throughout this report as the “Board of Directors” or the “Board” and the members are referred to as “Directors”.

Share Class	Initial Sales Charge	CDSC	Conversion Privilege
Institutional and Class R Shares	No	No	None
Investor A Shares	Yes	No1	None
Investor C Shares	No	Yes	None

[1]	Investor A Shares may be subject to a CDSC for certain redemptions where no initial sales charge was paid at the time of purchase.

The Fund, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Administrator”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Investment Income: For financial reporting purposes, contributions to and withdrawals from the Portfolio are accounted on a trade date basis. The Fund records its proportionate share of the Portfolio’s income, expenses and realized and unrealized gains and losses on a daily basis. In addition, the Fund accrues its own expenses. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Distributions: Distributions paid by the Fund are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to the Fund or its classes are charged to the Fund or the applicable class. Other operating expenses shared by several funds, including other funds by the Administrator, are prorated among those funds on the basis of relative net assets or other appropriate methods. Expenses directly related to the Fund and other shared expenses prorated to the Fund are allocated daily to each class based on its relative net assets or other appropriate methods.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	15

Notes to Financial Statements (continued)	BlackRock International Fund

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Fund’s policy is to value its financial instruments at fair value. The Fund records its investment in the Portfolio at fair value based on the Fund’s proportionate interest in the net assets of the Portfolio. Valuation of securities held by the Portfolio is discussed in Note 3 of the Portfolio’s Notes to Financial Statements, which are included elsewhere in this report.

4. Administration Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Administration

The Corporation, on behalf of the Fund, entered into an Administration Agreement with the Administrator, an indirect, wholly owned subsidiary of BlackRock, to provide administrative services (other than investment advice and related portfolio activities). For such services, the Corporation, on behalf of the Fund, pays the Administrator a monthly fee at an annual rate of 0.25% of the average daily value of the Fund’s net assets. The Fund does not pay an investment advisory fee or investment management fee.

Service and Distribution Fees

The Corporation, on behalf of the Fund, entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Administrator. Pursuant to the Distribution Plan and in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of the Fund as follows:

	Service Fee	Distribution Fee
Investor A	0.25%	—
Investor C	0.25%	0.75%
Class R	0.25%	0.25%

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Fund. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to the shareholders.

For the six months ended April 30, 2016, the following table shows the class specific service and distribution fees borne directly by each share class of the Fund:

Investor A	Investor C	Class R	Total
$ 330,201	$ 614,955	$50,114	$995,270

Transfer Agent

Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Fund with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to sub-accounts they service. For these services, these entities receive an asset based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended April 30, 2016, the Fund paid $13 to affiliates of BlackRock in return for these services to Institutional Shares, which are included in transfer agent — class specific in the Statement of Operations.

The Administrator maintains a call center that is responsible for providing certain shareholder services to the Fund. Shareholder services include responding to inquiries and processing subscriptions and redemptions based upon instructions from shareholders. For the six months ended April 30, 2016, the Fund reimbursed the Administrator the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statement of Operations:

Institutional	Investor A	Investor C	Class R	Total
$ 1,608	$ 1,931	$ 481	$ 61	$4,081

16	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (continued)	BlackRock International Fund

For the six months ended April 30, 2016, the following table shows the class specific transfer agent fees borne directly by each class of the Fund:

Institutional	Investor A	Investor C	Class R	Total
$ 97,711	$ 382,479	$ 268,377	$31,730	$780,297

Other Fees

For the six months ended April 30, 2016, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of the Fund’s Investor A Shares of $9,186.

For the six months ended April 30, 2016, affiliates received CDSCs as follows:

Investor A	$283
Investor C	$7,354

Expense Limitations, Waivers and Reimbursements

The Administrator, with respect to the Fund, contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitations as a percentage of average daily net assets are as follows:

Institutional	Investor A	Investor C	Class R
1.00%	1.38%	2.42%	1.70%

The Administrator has agreed not to reduce or discontinue this contractual expense limitation prior to March 1, 2017, unless approved by the Board of the Corporation, including a majority of the Independent Directors or by a vote of a majority of the outstanding voting securities of the Fund.

The Administrator agreed to waive administration fees, which is shown as fees waived by the Administrator, and transfer agent fees, which is shown as transfer agent fees waived and/or reimbursed by the Administrator — class specific in the Statement of Operations. Class specific expense reimbursements are as follows:

	Institutional	Investor A	Investor C	Class R	Total
Transfer Agent Fees Reimbursed	$97,707	$211,012	$15,301	$11,710	$335,730

Officers and Directors

Certain officers and/or directors of the Corporation are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Administrator for a portion of the compensation paid to the Corporation’s Chief Compliance Officer, which is included in officer and directors in the Statement of Operations.

5. Income Tax Information:

It is the Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s U.S. federal tax returns remains open for each of the four years ended October 31, 2015. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Fund as of April 30, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Fund’s financial statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	17

Notes to Financial Statements (continued)	BlackRock International Fund

As of October 31, 2015, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires October 31,
No expiration date[1]	$5,904,901
2016	120,885,460
2017	15,346,411
2019	42,091,334

Total	$184,228,106

[1]	Must be utilized prior to losses subject to expiration.

6. Capital Share Transactions:

Transactions in capital shares for each class were as follows:

	Six Months Ended April 30, 2016		Year Ended October 31, 2015
	Shares	Amount	Shares	Amount
Institutional
Shares sold	834,071	$11,086,219	1,917,556	$27,999,906
Shares issued in reinvestment of distributions	54,070	738,604	264,567	3,740,961
Shares redeemed	(1,458,674)	(19,342,296)	(5,979,093)	(89,404,778)

Net decrease	(570,533)	$(7,517,473)	(3,796,970)	$(57,663,911)

Investor A
Shares received from conversion[1]	1,805,045	$23,430,715	32,572	$496,416
Shares sold and automatic conversion of shares	—	—	4,851,174	69,105,933
Shares issued in reinvestment of distributions	52,697	705,103	349,062	4,837,871
Shares redeemed	(2,321,565)	(30,176,958)	(4,143,022)	(59,132,650)

Net increase (decrease)	(463,823)	$(6,041,140)	1,089,786	$15,307,570

Investor B
Shares sold			6,230	$82,303
Shares converted[1]			(34,812)	(496,416)
Shares redeemed and automatic conversion of shares			(127,663)	(1,729,338)

Net decrease			(156,245)	$(2,143,451)

Investor C
Shares sold	1,024,139	$12,399,522	2,629,612	$35,018,970
Shares issued in reinvestment of distributions	—	—	94,381	1,228,812
Shares redeemed	(1,803,152)	(21,714,495)	(3,025,381)	(40,284,148)

Net decrease	(779,013)	$(9,314,973)	(301,388)	$(4,036,366)

Class R
Shares sold	315,772	$4,088,625	522,111	$7,366,818
Shares issued in reinvestment of distributions	—	—	24,082	334,259
Shares redeemed	(349,010)	(4,558,747)	(661,211)	(9,381,384)

Net decrease	(33,238)	$(470,122)	(115,018)	$(1,680,307)

Total Net Decrease	(1,846,607)	$(23,343,708)	(3,279,835)	$(50,216,465)

[1]	On June 23, 2015, Investor B Shares converted to Investor A Shares.

18	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (concluded)	BlackRock International Fund

7. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	19

Portfolio Information	BlackRock Master International Portfolio

As of April 30, 2016

Ten Largest Holdings	Percent of Net Assets

AstraZeneca PLC	6%
Recruit Holdings Co. Ltd.	6
Shire PLC	5
Royal Dutch Shell PLC, A Shares	5
Kingfisher PLC	5
Omron Corp.	4
Vodafone Group PLC	4
THK Co. Ltd.	4
KBC Groep NV	4
Lloyds Banking Group PLC	3

Geographic Allocation	Percent of Net Assets

Japan	21%
United Kingdom	21
Netherlands	12
United States	8
Ireland	5
China	5
Italy	5
Belgium	4
South Korea	3
France	3
Israel	2
Sweden	2
Hong Kong	2
Indonesia	2
Taiwan	2
Brazil	2
Other Assets Less Liabilities	1

20	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Schedule of Investments April 30, 2016 (Unaudited)	BlackRock Master International Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Belgium — 3.7%
KBC Groep NV (a)	352,836	$19,851,375
Brazil — 1.8%
Telefonica Brasil SA, Preference Shares	778,481	9,606,377
China — 5.2%
Baidu, Inc. — ADR (a)	51,221	9,952,240
Bank of China Ltd., H Shares	42,886,000	17,364,310

		27,316,550
France — 2.8%
Compagnie de Saint-Gobain	319,787	14,653,526
Hong Kong — 2.1%
AIA Group Ltd.	1,841,600	11,021,250
Indonesia — 2.0%
Bank Mandiri Persero Tbk PT	14,358,100	10,437,257
Ireland — 5.4%
Shire PLC	459,074	28,647,235
Israel — 2.4%
Teva Pharmaceutical Industries Ltd. — ADR	230,912	12,573,158
Italy — 4.7%
Intesa Sanpaolo SpA	4,577,313	12,724,078
UniCredit SpA	3,094,855	12,001,936

		24,726,014
Japan — 21.3%
Kyowa Hakko Kirin Co. Ltd.	484,600	8,615,238
Mazda Motor Corp.	920,000	14,017,400
Omron Corp.	688,000	21,834,984
Recruit Holdings Co. Ltd.	970,800	29,993,858
THK Co. Ltd.	1,016,900	20,198,585
Trend Micro, Inc.	466,600	17,695,363

		112,355,428
Netherlands — 11.7%
ASML Holding NV	164,577	15,907,392
ING Groep NV — CVA	1,441,328	17,661,282
Royal Dutch Shell PLC, A Shares	1,058,406	27,960,980

		61,529,654
South Korea — 3.1%
SK Telecom Co. Ltd.	89,537	16,259,854
Sweden — 2.2%
SKF AB, B Shares	619,499	11,415,916
Taiwan — 1.9%
Hermes Microvision, Inc.	333,000	10,197,115
United Kingdom — 21.1%
AstraZeneca PLC	533,721	30,621,059
Kingfisher PLC	4,828,624	25,725,657
Liberty Global PLC, Series A (a)	444,402	16,767,288

Common Stocks	Shares	Value
United Kingdom (continued)
Lloyds Banking Group PLC	18,089,401	$17,755,015
Vodafone Group PLC	6,359,747	20,490,140

		111,359,159
United States — 6.2%
Alexion Pharmaceuticals, Inc. (a)	74,356	10,356,304
Estee Lauder Cos., Inc., Class A	98,891	9,480,680
TripAdvisor, Inc. (a)	198,534	12,823,311

		32,660,295
Total Long-Term Investments (Cost — $521,957,633) — 97.6%		514,610,163

Short-Term Securities
Money Market Funds — 1.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.40% (b)(c)	9,869,313	9,869,313
Total Short-Term Securities (Cost — $9,869,313) — 1.8%		9,869,313
Total Investments (Cost — $531,826,946) — 99.4%		524,479,476
Other Assets Less Liabilities — 0.6%		2,908,922

Net Assets — 100.0%		$527,388,398

Portfolio Abbreviations
ADR	American Depositary Receipts	USD	U.S. Dollar
AUD	Australian Dollar

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	21

Schedule of Investments (continued)	BlackRock Master International Portfolio

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	During the six months ended April 30, 2016, investments in issuers considered to be an affiliate of the Portfolio for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at April 30, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	14,935,585	(5,066,272)	9,869,313	$18,731	$440

(c)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation
AUD	22,727,000	USD 17,032,068	Citibank N.A.	7/07/16	$197,782

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Forward foreign currency exchange contracts	Unrealized appreciation on forward foreign currency exchange contracts	—	—	—	$197,782	—	—	$197,782

For the six months ended April 30, 2016, the effect of derivative financial instruments in the Statement of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Net Realized Gain from:
Forward foreign currency exchange contracts	—	—	—	$687,153	—	—	$687,153

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	—	—	—	$532,483	—	—	$532,483

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$33,055,240	[1]
Average amounts sold — in USD	$16,460,564

[1]	Actual contract amounts for the period are shown due to limited outstanding financial instruments of each quarter end.

For more information about the Portfolio’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

22	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Schedule of Investments (concluded)	BlackRock Master International Portfolio

Derivative Financial Instruments — Offsetting as of Period End

The Portfolio’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$197,782	—
Total derivative assets and liabilities in the Statements of Assets and Liabilities	$197,782	—
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$197,782	—

The following table presents the Portfolio’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Portfolio:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Citibank N.A.	$197,782	—	—	—	$197,782

[1]	Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Portfolio’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Portfolio’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Belgium	—	$19,851,375	—	$19,851,375
Brazil	$9,606,377	—	—	9,606,377
China	9,952,240	17,364,310	—	27,316,550
France	—	14,653,526	—	14,653,526
Hong Kong	—	11,021,250	—	11,021,250
Indonesia	—	10,437,257	—	10,437,257
Ireland	—	28,647,235	—	28,647,235
Israel	12,573,158	—	—	12,573,158
Italy	—	24,726,014	—	24,726,014
Japan	—	112,355,428	—	112,355,428
Netherlands	—	61,529,654	—	61,529,654
South Korea	—	16,259,854	—	16,259,854
Sweden	—	11,415,916	—	11,415,916
Taiwan	—	10,197,115	—	10,197,115
United Kingdom	16,767,288	94,591,871	—	111,359,159
United States	32,660,295	—	—	32,660,295
Short-Term Securities:
Money Market Funds	9,869,313	—	—	9,869,313

Total	$91,428,671	$433,050,805	—	$524,479,476

Derivative Financial Instruments[1]
Assets:
Forward foreign currency exchange contracts	—	$197,782	—	$197,782

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	23

Statement of Assets and Liabilities	BlackRock Master International Portfolio

April 30, 2016 (Unaudited)

Assets
Investments at value — unaffiliated (cost — $521,957,633)	$514,610,163
Investments at value — affiliated (cost — $9,869,313)	9,869,313
Receivables:
Dividends — unaffiliated	4,024,034
Dividends — affiliated	4,583
Unrealized appreciation on forward foreign currency exchange contracts	197,782
Prepaid expenses	1,457

Total assets	528,707,332

Liabilities
Payables:
Foreign taxes	395,912
Investment advisory fees	320,101
Withdrawals to investor	480,119
Other accrued expenses	115,600
Directors’ fees	5,003
Other affiliates	2,199

Total liabilities	1,318,934

Net Assets	$527,388,398

Net Assets Consist of
Investor’s capital	$534,510,488
Net unrealized appreciation (depreciation)	(7,122,090)

Net Assets	$527,388,398

See Notes to Financial Statements.

24	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Statement of Operations	BlackRock Master International Portfolio

Six Months Ended April 30, 2016 (Unaudited)

Investment Income
Dividends — unaffiliated	$7,266,390
Dividends — affiliated	18,731
Foreign taxes withheld	(634,073)

Total income	6,651,048

Expenses
Investment advisory	1,966,495
Accounting services	73,075
Custodian	57,355
Professional	21,951
Directors	9,737
Printing	2,775
Miscellaneous	7,629

Total expenses	2,139,017
Less fees waived by the Manager	(4,538)

Total expenses after fees waived	2,134,479

Net investment income	4,516,569

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(11,762,178)
Capital gain distributions received from affiliated investment companies	440
Foreign currency transactions	381,793

(11,379,945)

Net change in unrealized appreciation (depreciation) on:
Investments	(13,589,569)
Foreign currency translations	860,995

(12,728,574)

Total realized and unrealized loss	(24,108,519)

Net Decrease in Net Assets Resulting from Operations	$(19,591,950)

See Notes to Financial Statements.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	25

Statements of Changes in Net Assets	BlackRock Master International Portfolio

Increase (Decrease) in Net Assets:	Six Months Ended April 30, 2016 (Unaudited)	Year Ended October 31, 2015

Operations
Net investment income	$4,516,569	$8,186,888
Net realized gain (loss)	(11,379,945)	(4,242,004)
Net change in unrealized appreciation (depreciation)	(12,728,574)	(19,599,246)

Net decrease in net assets resulting from operations	(19,591,950)	(15,654,362)

Capital Transactions
Proceeds from contributions	51,005,081	139,573,930
Value of withdrawals	(77,929,970)	(205,395,007)

Net decrease in net assets derived from capital transactions	(26,924,889)	(65,821,077)

Net Assets
Total decrease in net assets	(46,516,839)	(81,475,439)
Beginning of period	573,905,237	655,380,676

End of period	$527,388,398	$573,905,237

Financial Highlights	BlackRock Master International Portfolio

	Six Months Ended April 30, 2016	Year Ended October 31,
	(Unaudited)	2015	2014	2013	2012	2011

Total Return
Total return	(3.28)%[1]	(2.98)%	(1.06)%	28.02%[2]	1.81%	(5.10)%

Ratios to Average Net Assets
Total expenses	0.81%[3]	0.80%[4]	0.80%	0.78%	0.81%	0.85%

Total expenses after fees waived	0.81%[3]	0.80%[4]	0.80%	0.78%	0.81%	0.85%

Net investment income	1.72%[3]	1.33%[4]	1.54%	2.08%	1.50%	0.64%

Supplemental Data
Net assets, end of period (000)	$527,388	$573,905	$655,381	$903,157	$709,589	$832,964

Portfolio turnover rate	37%	112%	128%	128%	117%	156%

[1]	Aggregate total return.

[2]

Includes a payment from an affiliate to compensate for foregone securities lending revenue which impacted the Portfolio’s total return. Not including this payment, the Portfolio’s total return would have been 27.93%.

[3]	Annualized.

[4]

Does not include expenses incurred indirectly as a result of investments in underlying funds of approximately 0.01%, although the ratio does include the Fund’s share of the Portfolio’s allocated expenses and/or net investment income.

See Notes to Financial Statements.

26	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (Unaudited)	BlackRock Master International Portfolio

1. Organization:

BlackRock Master International Portfolio (the “Portfolio”), a series of BlackRock Master LLC (the “Master LLC”), is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Master LLC is organized as a Delaware limited liability company. The Limited Liability Company Agreement of the Master LLC permits the Board of Directors of the Master LLC (the “Board”) to issue non-transferable interests in the Master LLC, subject to certain limitations.

The Portfolio, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, is included in a complex of open-end funds referred to as the Equity-Liquidity Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Portfolio is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Foreign Currency: The Portfolio’s books and records are maintained in U.S. dollars. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

The Portfolio does not isolate changes in the exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statement of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. The Portfolio reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where the Portfolio enters into certain investments (e.g., forward foreign currency exchange contracts) that would be treated as “senior securities” for 1940 Act purposes, the Portfolio may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Portfolio may be required to deliver/ deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Portfolio is informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest.

Indemnifications: In the normal course of business, the Portfolio enters into contracts that contain a variety of representations that provide general indemnification. The Portfolio’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Portfolio, which cannot be predicted with any certainty.

Other: Expenses directly related to the Portfolio are charged to the Portfolio. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Portfolio has an arrangement with its custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statement of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Portfolio’s investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	27

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Portfolio determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of the Portfolio’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

•

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Portfolio’s net assets. Each business day, the Portfolio uses a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange-traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of business on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds are valued at net asset value each business day.

•

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that the Portfolio might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Portfolio has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Portfolio’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for

28	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for the Portfolio’s investments and derivative financial instruments has been included in the Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Portfolio’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Derivative Financial Instruments:

The Portfolio engages in various portfolio investment strategies using derivative contracts both to increase the returns of the Portfolio and/or to manage its exposure to certain risks such as foreign currency exchange rate risk. Derivative financial instruments categorized by risk exposure are included in the Schedule of Investments. These contracts may be transacted on an exchange or OTC.

Forward Foreign Currency Exchange Contracts: The Portfolio enters into forward foreign currency exchange contracts to gain or reduce exposure, to foreign currencies (foreign currency exchange rate risk).

A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a specified date. These contracts help to manage the overall exposure to the currencies in which some of the investments held by the portfolio are denominated and in some cases, may be used to obtain exposure to a particular market.

The daily and the change in market value is recorded as unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded in the Statement of Operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Master Netting Agreements: In order to define its contractual rights and to secure rights that will help it mitigate its counterparty risk, the Portfolio may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements. The result would cause the Portfolio to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Portfolio and the counterparty.

Cash collateral that has been pledged to cover obligations of the Portfolio and cash collateral received from the counterparty, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Portfolio, if any, is noted in the Schedule of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Portfolio. Any additional required collateral is delivered to/pledged by the Portfolio on the next business day. Typically, the Portfolio’s counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. The Portfolio generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Portfolio from its counterparties are

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	29

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

not fully collateralized, the Portfolio bears the risk of loss from counterparty non-performance. Likewise, to the extent the Portfolio has delivered collateral to a counterparty and stands ready to perform under the terms of its agreement with such counterparty, the Portfolio bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required to all derivative contracts.

For financial reporting purposes, the Portfolio does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statement of Assets and Liabilities.

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory

The Master LLC, on behalf of the Portfolio, entered into an Investment Advisory Agreement with the Manager, the Portfolio’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of the Portfolio’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of the Portfolio. For such services, the Portfolio pays the Manager a monthly fee, which is determined by calculating a percentage of the Portfolio’s average daily net assets based on the following annual rates:

Average Daily Net Assets	Investment Advisory Fee
Not exceeding $500 Million	0.75%
In excess of $500 Million	0.70%

The Manager, with respect to the Portfolio, entered into a sub-advisory agreement with BlackRock International Limited (“BIL”), an affiliate of the Manager. The Manager pays BIL, for services it provides, a monthly fee that is a percentage of the investment advisory fees paid by the Portfolio to the Manager.

Expense Limitations, Waivers and Reimbursements

The Manager, with respect to the Portfolio, voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Portfolio pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by the Manager in the Statement of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with the Portfolio’s investment in other affiliated investment companies, if any.

For the six months ended April 30, 2016, the Portfolio reimbursed the Manager $2,978 for certain accounting services, which is included in accounting services in the Statement of Operations.

Officers and Directors

Certain officers and/or directors of the Master LLC are officers and/or directors of BlackRock or its affiliates.

Other Transactions

The Portfolio may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment advisor, common officers, or common directors. For the six months ended April 30, 2016, the purchase transaction with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act was $2,879,965.

6. Purchases and Sales:

For the six months ended April 30, 2016, purchases and sales of investments, excluding short-term securities, were $192,106,839 and $201,221,345, respectively.

30	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Notes to Financial Statements (continued)	BlackRock Master International Portfolio

7. Income Tax Information:

The Portfolio is disregarded as an entity separate from its owner for tax purposes. As such, the owner of the Portfolio is treated as the owner of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Therefore, no federal tax provision is required. It is intended that the Portfolio’s assets will be managed so the owner of the Master LLC can satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

As of April 30, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$532,123,175

Gross unrealized appreciation	$27,611,315
Gross unrealized depreciation	(35,255,014)

Net unrealized depreciation	$(7,643,699)

8. Bank Borrowings:

The Master LLC, on behalf of the Portfolio, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.1 billion credit agreement with a group of lenders. Under this agreement, the Portfolio may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Portfolio, can borrow up to an aggregate commitment amount of $1.6 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.12% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2017 unless extended or renewed. Prior to April 21, 2016, a fee per annum was 0.06% on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which, if applicable, are included in miscellaneous expenses in the Statement of Operations. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended April 30, 2016, the Portfolio did not borrow under the credit agreement.

9. Principal Risks:

In the normal course of business, the Portfolio invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Portfolio may decline in response to certain events, including those directly involving the issuers of securities owned by the Portfolio. Changes arising from the general economy, the overall market and local, regional or global political or/and social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Counterparty Credit Risk: Similar to issuer credit risk, the Portfolio may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Portfolio manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Portfolio to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Portfolio’s exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Portfolio.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

Concentration Risk: The Portfolio invests a significant portion of its assets in securities of issuers located in Europe or with significant exposure to European issuers or countries. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns in, or rising government debt levels of, several European countries. These events may spread to other countries in Europe and may affect the value and liquidity of certain of the Portfolio’s investments.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	31

Notes to Financial Statements (concluded)	BlackRock Master International Portfolio

10. Subsequent Events:

Management has evaluated the impact of all subsequent events on the Portfolio through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

32	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Officers and Directors

Rodney D. Johnson, Chair of the Board and Director

David O. Beim, Director

Susan J. Carter, Director

Collette Chilton, Director

Neil A. Cotty, Director

Dr. Matina S. Horner, Director

Cynthia A. Montgomery, Director

Joseph P. Platt, Director

Robert C. Robb, Jr., Director

Mark Stalnecker, Director

Kenneth L. Urish, Director

Claire A. Walton, Director

Frederick W. Winter, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jennifer McGovern, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Fernanda Piedra, Anti-Money Laundering Compliance Officer

Benjamin Archibald, Secretary

Effective December 31, 2015, Herbert I. London and Toby Rosenblatt retired as Directors of the Corporation/Master LLC.

Effective February 5, 2016, Frank J. Fabozzi resigned as a Director of the Corporation/Master LLC.

Effective February 8, 2016, Susan J. Carter, Neil A. Cotty and Claire A. Walton were appointed to serve as Directors of the Corporation/Master LLC.

Investment Advisor and Administrator BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Transfer Agent BNY Mellon Investment Servicing (US) Inc. Wilmington, DE 19809	Independent Registered Public Accounting Firm Deloitte & Touche LLP Philadelphia, PA 19103	Address of the Corporation/Master LLC 100 Bellevue Parkway Wilmington, DE 19809

Sub-Advisor BlackRock International Limited Edinburgh, EH3 8BL United Kingdom	Custodian Brown Brothers Harriman & Co. Boston, MA 02109	Distributor BlackRock Investments, LLC New York, NY 10022	Legal Counsel Sidley Austin LLP New York, NY 10019

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	33

Additional Information

Proxy Results

A Special Meeting of Investors of the Master LLC was held on February 8, 2016 for investors of record on December 11, 2015, to elect a Board of Directors of the Master LLC.

		Votes For	Votes Withheld

Approved the Directors* as follows:	David O. Beim	720,498,013	14,307,475
	Susan J. Carter	719,864,797	14,940,691
	Collette Chilton	721,128,457	13,677,030
	Neil A. Cotty	718,747,640	16,057,847
	Matina S. Horner	719,830,816	14,974,672
	Rodney D. Johnson	720,781,599	14,023,888
	Cynthia A. Montgomery	721,439,221	13,366,267
	Joseph P. Platt	721,518,012	13,287,475
	Robert C. Robb, Jr.	721,459,991	13,345,497
	Mark Stalnecker	720,811,832	13,993,656
	Kenneth L. Urish	721,088,103	13,717,384
	Claire A. Walton	712,025,822	22,779,666
	Frederick W. Winter	721,159,325	13,646,163
	Barbara G. Novick	720,539,115	14,266,373
	John M. Perlowski	720,799,702	14,005,786

*	Denotes Master LLC-wide proposal and voting results.

General Information

Householding

The Fund will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Fund at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Fund/Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s/Portfolio’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s/Portfolio’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund/Portfolio use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 441-7762; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http:// www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund/Portfolio voted proxies relating to securities held in the Fund’s/Portfolio’s portfolios during the most recent 12-month period ended June 30 is available, upon request and without charge (1) at http://www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed income and tax-exempt investing. Visit http://www.blackrock.com for more information.

34	BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016

Additional Information (concluded)

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM EST on any business day to get information about your account balances, recent transactions and share prices. You can also reach us on the Web at http://www.blackrock.com/funds.

Automatic Investment Plans

Investor Class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor Class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock portfolios, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

BLACKROCK INTERNATIONAL FUND	APRIL 30, 2016	35

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless preceded or accompanied by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

IF-04/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable

Item 6 –	Investments
(a) The registrants’ Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrants’ principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrants’ disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrants’ internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrants’ internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock International Fund of BlackRock Series, Inc. and BlackRock Master International Portfolio of BlackRock Master LLC

Date: July 1, 2016

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